7. Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

7. INTANGIBLE ASSETS, NET

Intangible assets, net of amortization at December 31, 2018 and 2017 amounted to $446,992 and $0, respectively.

	December 31, 2018	December 31, 2017
Field tests	$302,079	$–
Accumulated field tests amortization	(29,414)	–
Field tests, net	272,665	–
Sensor integrations	128,755	–
Accumulated sensor integrations amortization	(12,537)	–
Sensor integrations, net	116,218	–
Board designs	64,378	–
Accumulated board designs amortization	(6,269)	–
Board designs, net	58,109	–
Total intangible assets, net	$446,992	$–

At December 31, 2018 the Company determined that none of its intangible assets were impaired. Amortizable intangible assets are amortized using the straight-line method over their estimated useful lives ten years. Amortization expense of finite-lived intangibles was $48,220 for the year ended December 31, 2018.

The following table summarizes the Company’s estimated future amortization expense of intangible assets with finite lives as of December 31, 2018:

Amortization expense
2019	49,500
2020	49,500
2021	49,500
2022	49,500
2023	49,500
Thereafter	199,492
446,992